Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2025
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful life	50 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years
Laboratory Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Laboratory Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	8 years
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	the shorter of the estimated useful life or the lease term, which is 3 to 5 years